Provisions and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2020	December 31, 2019
Provisions (a)	$3,484	$2,345
Obligation to Neptune Bulk Terminals (b)	111	—
Derivative liabilities (net of current portion of $6 (2019 - $2))	26	31
ENAMI preferential dividend	30	82
IMSA payable	60	58
Other	20	20
	$3,731	$2,536

Summary of Movements in Provisions
The following table summarizes the movements in provisions for the year ended December 31, 2020:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other	Total
As at January 1, 2020	$2,234	$236	$2,470
Settled during the year	(58)	(39)	(97)
Change in discount rate	649	—	649
Change in amount and timing of cash flows	390	116	506
Accretion (Note 10)	114	4	118
Other	18	—	18
Changes in foreign exchange rates	(5)	(2)	(7)
As at December 31, 2020	3,342	315	3,657
Less current portion of provisions (Note 18)	(124)	(49)	(173)
Long-term provisions	$3,218	$266	$3,484